Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Accounts receivable, net

9.Accounts receivable, net

Accounts receivable, net consists of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Online direct sales and online marketplace receivables	14,819,862	7,756,808
Advertising receivables	572,495	534,410
Logistics receivables	1,020,771	2,997,163
Accounts receivable	16,413,128	11,288,381
Allowance for doubtful accounts	(53,981)	(178,393)
Accounts receivable, net	16,359,147	11,109,988

The movements in the allowance for doubtful accounts were as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(38,633)	(36,993)	(53,981)
Additions	—	(16,988)	(124,412)
Reverse	1,640	—	—
Balance at end of the year	(36,993)	(53,981)	(178,393)

For the accounts receivable in relation to consumer financing business, as JD Digits performs credit risk assessment services for the individuals and purchases the over-due receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no allowance for doubtful accounts in relation to consumer financing receivables were provided.